UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

READ INSTRUCTION AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1. Name and Address of Issuer:        Evergreen Money Market Trust
                                      200 Berkeley Street
                                      Boston, Massachusetts  02116

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2.    The name of each  series or class of  securities  for  which  this Form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]
              Evergreen Pennsylvania Tax-Free Money Market Fund
                          Class A Shares
                          Class Y Shares

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3.  Investment Company Act File Number:         811-5300

    Securities Act File Number:                 33-16706


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4(a). Last day of fiscal year for which this form is filed: August 31, 1997


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4(b). [X] Check this box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.


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4(c).  [ ] Check box if this is the last  time the  issuer  will be filing  this
Form.



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5. Calculation of registration fee:

   (i)  Aggregate sale price of securities
        sold during the fiscal year
        pursuant to section 24(f):                           $       128,736,585
                                                              ------------------

   (ii)  Aggregate price of securities
         redeemed or repurchased
         during the fiscal year:          $       131,543,821
                                           ------------------


   (iii) Aggregate price of securities
         redeemed or repurchased during
         ANY PRIOR  fiscal  year ending
         no earlier  than  October 11,
         1995 that were not  previosuly
         used to reduce  registration
         fees payable to the commission:                     $                 0
                                                              ------------------

   (iv)  Total Available redemption
         credits [add Items 5(ii) and
         5(iii)]:                        -$       131,543,821
                                           ------------------

   (v)  Net Sales -- if Item 5(i) is
        greater than Item 5(iv)
        [subtract Item 5(iv) from
        Item 5(i)]:                                          $       (2,807,236)
                                                              ------------------

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   (vi)  Redemption credits available for
         use in future years -- if Item 5(i)
         is less than Item 5(iv) [subtract
         Item 5(iv) from Item 5(i)]:                         $         2,807,236
                                                              ------------------

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   (vii)  Multiplier for determining
          registration fee (See
          Instruction C.9):                                            x 1/3300
                                                              ------------------

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                     =$                 0
                                                              ------------------

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6.  Prepaid Shares
              If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                            +$                 0
                                                              ------------------

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8. Total amount of the  registration fee due plus any interest due [line 5(viii)
plus line 7]:

                                                            =$                 0
                                                              ------------------

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9.  Date  the  registration  fee  and  any  interest  payment  was  sent  to the
Commission's lockbox depository: N/A
              Method of Delivery:
                          [ ]  Wire Transfer
                          [ ]  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*:    /s/ Maureen E. Towle, Assistant Secretary

Date: May 15, 2000

              *Please print the name and title of the signing officer below the signature.